Bank acceptance notes payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Bank acceptance notes payable consisted of the following:

		December 31, 2017	December 31, 2016

Bank acceptance notes payable issued by Bank of Hangzhou Lishui Branch	(a)	$-	$287,942
Letter of credit issued by Shanghai Pudong Development Bank Lishui Branch	(b)	3,074,000	1,439,710
Bank acceptance notes payable issued by Bank of Zhang Jiagang Yule Branch	(c)	3,901,526

Total		$6,975,526	$1,727,652

(a)
Bank acceptance notes payable issued by Bank of Hangzhou, Lishui Branch have due date of March 21, 2017. The Company is required to maintain cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability. The note payable was repaid when due.

(b)
Letter of credit of $1,439,710 issued by Shanghai Pudong Development Bank, Lishui Branch was due date of August 16, 2017 and the Company fully repaid upon maturity.  A new letter of credit of $3,074,000 was issued on August 15, 2017 and due on August 14, 2018. The letter of credit is guaranteed by a land use right and a building with a total carrying value approximately of $4.5 million and three related parties, Forasen Group, Zhengyu Wang, and Yefang Zhang.

(c)
Bank acceptance notes payable issued by Bank of  Zhang Jiagang Yule  Branch with due dates from April 20, 2018 to July 3, 2018. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.